Fixed Assets, net (Details) $ in Thousands	1 Months Ended				3 Months Ended	12 Months Ended
	Jul. 31, 2024 item	Mar. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Nov. 30, 2022 USD ($)	Jun. 30, 2024 item	Dec. 31, 2024 USD ($) item t $ / T	Dec. 31, 2023 USD ($) item t	Dec. 31, 2022 USD ($)	Dec. 23, 2022 USD ($)	Jan. 17, 2022 USD ($)
Fixed Assets, net & Advances for Vessels under Construction
Number of vessels delivered | item						6
Gain on disposal/sale of vessels						$ 8,332	$ 1,639	$ 37,225
8,000 TEU Container Vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of container vessels or carriers acquired | item						4
TEU of container vessels acquired | item						8,000
7,100 TEU Container Vessels
Fixed Assets, net & Advances for Vessels under Construction
Number of container vessels or carriers acquired | item						2
TEU of container vessels acquired | item						7,100
Capesize Bulk Carriers
Fixed Assets, net & Advances for Vessels under Construction
Number of container vessels or carriers acquired | item							7
Number of vessels delivered | item	1				2
Number of carriers agreed to acquire | item						3
DWT of carriers agreed to acquire | t						529,704
Aggregate amount of purchase price						$ 79,800	$ 139,600
DWT of acquired carriers | t							1,231,157
Stride
Fixed Assets, net & Advances for Vessels under Construction
Insurance proceeds		$ 11,900
Gain on disposal/sale of vessels		$ 8,300
TEU | item						2,200
Vessel
Fixed Assets, net & Advances for Vessels under Construction
Impairment loss						$ 0	$ 0
Residual value of the fleet						$ 603,700	$ 540,500
Average life of scrap considered to calculate residual value of vessel, one						10 years
Scrap value per ton (in dollars per ton) | $ / T						300
Average life of scrap considered to calculate residual value of vessel, two						5 years
Catherine C and Leo C
Fixed Assets, net & Advances for Vessels under Construction
Gain on disposal/sale of vessels				$ 37,200
Aggregate gross consideration										$ 130,000
Amalia C
Fixed Assets, net & Advances for Vessels under Construction
Gain on disposal/sale of vessels			$ 1,600
Aggregate gross consideration									$ 5,100